CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Loss	Less: KSOP- Owned Shares
Beginning balance at Dec. 31, 2014	$ 75,989	$ 0	$ 8,097	$ 67,865	$ 44,069	$ (1,918)	$ (5,824)	$ (36,300)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	10,111				10,111
Other comprehensive income (loss)	(749)						(749)
Terminated KSOP put option	0
Purchase of treasury stock	(14,568)					(14,568)
Issuance of common stock	34,345		1,519	33,423				(597)
Stock based compensation	237			237
Net change in fair value of KSOP shares	1,513							1,513
Dividends: Common Stock	(4,526)				(4,526)
Ending balance at Dec. 31, 2015	102,352	0	9,616	101,525	49,654	(16,486)	(6,573)	(35,384)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	12,121				12,121
Other comprehensive income (loss)	86						86
Terminated KSOP put option	0
Exercise of stock options	36					36
Purchase of treasury stock	(15,218)					(12,218)		(3,000)
Sale of treasury stock	16,818					8,557		8,261
Stock based compensation	211			211
Net change in fair value of KSOP shares	(1,538)							(1,538)
Dividends: Common Stock	(4,615)				(4,615)
Ending balance at Dec. 31, 2016	110,253	0	9,616	101,736	57,160	(20,111)	(6,487)	(31,661)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	14,439				14,439
Other comprehensive income (loss)	360						360
Terminated KSOP put option	34,300							34,300
Exercise of stock options	84		5	55		24
Sale of common stock	55,755		2,300	53,455
Stock based compensation	355			355
Net change in fair value of KSOP shares	(2,639)							(2,639)
Dividends: Common Stock	(5,562)				(5,562)
Ending balance at Dec. 31, 2017	$ 207,345	$ 0	$ 11,921	$ 155,601	$ 66,037	$ (20,087)	$ (6,127)	$ 0